Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes

Significant components of the provision for income taxes are as follows:

	Year Ended December 31,
	2024	2025	2025
	S$	S$	US$
Income tax expense is comprised of the following:
Current	8,304	99,005	76,993
Deferred	161,000	17,895	13,916

Total income tax expenses	169,304	116,900	90,909

Schedule of reconciliation between the statutory tax rate to the effective tax rate

A reconciliation between of the statutory tax rate to the effective tax rate are as follows:

	Year Ended December 31,
	2024	2025	2025
	S$	S$	US$
Loss before tax	(8,478,295)	(4,354,334)	(3,386,215)

Singapore income tax rate	(17.0)%	(17.0)%	(17.0)%
Reconciling items:
Non-deductible expenses	0.5%	0.4%	0.4%
Income not subject to tax	0.0%	(11.3)%	(11.3)%
Effect on different tax rate in different countries	12.4%	18.0%	18.0%
Under provision of current taxation in respect of prior year	0.1%	0%	0%
Others	6.0%	7.2%	7.2%

Effective tax rate	2.0%	2.7%	2.7%

Schedule of components of deferred tax

Significant components of deferred tax were as follows:

As of December, 31
	2024	2025	2025
	S$	S$	US$

Net operating loss carried forward	-	-	-

Deferred tax assets, gross	-	-	-
Valuation allowance	-	-	-

Deferred tax assets, net of valuation allowance	-	-	-